LONG-TERM BORROWINGS DUE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2025
LONG-TERM BORROWINGS DUE TO RELATED PARTIES
LONG-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 18. LONG-TERM BORROWINGS DUE TO RELATED PARTIES

Long-term borrowings due to related parties consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
Long-term borrowings due to related parties:	RMB	RMB	US Dollars
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due on April 29, 2027	¥10,000,000	¥10,000,000	$1,395,946
Total long-term borrowings due to related parties	¥10,000,000	¥10,000,000	$1,395,946

No long-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2024 and 2025.

Interest expense for long-term borrowings due to related parties were ¥472,593, ¥34,375 and ¥380,208 ($53,075) for the years ended June 30, 2023, 2024 and 2025, respectively.